Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Cost	$ 7,842	$ 7,390
Accumulated Depreciation	4,393	3,973
Property and equipment, net	3,449	3,417
Buildings [Member]
Property, Plant and Equipment [Line Items]
Cost	2,261	2,251
Accumulated Depreciation	199	137
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Cost	1,560	1,520
Accumulated Depreciation	1,472	1,387
Machines [Member]
Property, Plant and Equipment [Line Items]
Cost	644	634
Accumulated Depreciation	619	599
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	590	563
Accumulated Depreciation	431	418
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	1,310	1,307
Accumulated Depreciation	941	856
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	1,477	1,115
Accumulated Depreciation	$ 731	$ 576